Statement of Stockholders Equity (Parentheticals)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
Warrant Exercisable At $375.00 Per Share [Member]
Warrant exercise price (in dollars per share)		$ 375
Option Exercisable at $31.25 [Member]
Options exercise price (in dollars per share)		31.25
Shares Issued at $515.75 [Member]
Price of shares issued (in dollars per share)		515.75
Warrant Exercisable at $318.75 [Member]
Warrant exercise price (in dollars per share)		318.75
Option Exercisable at $131.25 [Member]
Options exercise price (in dollars per share)		131.25
Warrant Exercisable at $18.75 [Member]
Warrant exercise price (in dollars per share)		18.75
Warrant Exercisable at $337.50 [Member]
Warrant exercise price (in dollars per share)		337.50
Shares Issued at $468.75 [Member]
Price of shares issued (in dollars per share)		468.75
Warrant Exercisable at $187.50 [Member]
Warrant exercise price (in dollars per share)		187.50
Warrant Exercisable at $140.75 [Member]
Warrant exercise price (in dollars per share)		140.75
Warrant Exercisable at $318.75 2 [Member]
Warrant exercise price (in dollars per share)		$ 318.75
Shares Issued at $487.50 [Member]
Number of shareholders		16
Series A convertible preferred stock dividends (in dollars per share)		$ 487.50
Warrant Exercisable at $281.25 [Member]
Warrant exercise price (in dollars per share)		281.25
Shares Issued at $281.25 [Member]
Price of shares issued (in dollars per share)		281.25
Shares Issued at $468.75 2 [Member]
Price of shares issued (in dollars per share)		468.75
Warrant Exercisable at $337.50 2 [Member]
Warrant exercise price (in dollars per share)		$ 337.50
Shares Issued at $487.50 2 [Member]
Number of shareholders		16
Series A convertible preferred stock dividends (in dollars per share)		$ 487.50
Warrant Exercisable at $243.75 [Member]
Warrant exercise price (in dollars per share)		243.75
Warrant Exercisable at $140.75 2 [Member]
Warrant exercise price (in dollars per share)		140.75
Option Exercisable at $131.25 2 [Member]
Options exercise price (in dollars per share)		131.25
Note Conversion at $167.00 [Member]
Note conversion price (in dollars per share)		167
Note Conversion at $167.00 2 [Member]
Note conversion price (in dollars per share)		167
Note Conversion at $146.25 [Member]
Note conversion price (in dollars per share)		146.25
Note Conversion at $125.75 [Member]
Note conversion price (in dollars per share)		$ 125.75
Shares Issued at $487.50 3 [Member]
Number of shareholders		16
Series A convertible preferred stock dividends (in dollars per share)		$ 487.50
Note Conversion at $128.50 [Member]
Note conversion price (in dollars per share)		128.50
Note Conversion at $125.00 [Member]
Note conversion price (in dollars per share)		125
Note Conversion at $131.50 [Member]
Note conversion price (in dollars per share)		131.50
Note Conversion at $131.50 2 [Member]
Note conversion price (in dollars per share)		131.50
Note Conversion at $148.75 [Member]
Note conversion price (in dollars per share)		148.75
Note Conversion at $126.25 [Member]
Note conversion price (in dollars per share)		$ 126.25
Shares Issued at $487.50 4 [Member]
Number of shareholders		16
Series A convertible preferred stock dividends (in dollars per share)		$ 487.50
Shares Issued at $243.75 [Member]
Number of shareholders	16
Series A convertible preferred stock dividends (in dollars per share)	$ 243.75
Note Conversion at $72.50 [Member]
Note conversion price (in dollars per share)	72.50
Note Conversion at $74.00 [Member]
Note conversion price (in dollars per share)	74
Note Conversion at $72.75 [Member]
Note conversion price (in dollars per share)	72.75
Note Conversion at $69.25 [Member]
Note conversion price (in dollars per share)	69.25
Note Conversion at $56.25 [Member]
Note conversion price (in dollars per share)	56.25
Note Conversion at $50.00 [Member]
Note conversion price (in dollars per share)	50
Note Conversion at $56.82 [Member]
Note conversion price (in dollars per share)	56.82
Note Conversion at $50.45 [Member]
Note conversion price (in dollars per share)	50.45
Note Conversion at $48.10 [Member]
Note conversion price (in dollars per share)	48.10
Note Conversion at $46.45 [Member]
Note conversion price (in dollars per share)	$ 46.45
Shares Issued at $243.75 3 [Member]
Number of shareholders	16
Series A convertible preferred stock dividends (in dollars per share)	$ 243.75